MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
MATERIAL ACCOUNTING POLICIES
Business combination

Business combination

The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises the:

●	fair values of the assets transferred
●	liabilities incurred to the former owners of the acquired business
●	equity interests issued by the group, and
●	fair value of any asset or liability resulting from a contingent consideration arrangement,

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. The Company recognises any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. Acquisition-related costs are expensed as incurred.

The excess of the:

●	consideration transferred
●	amount of any non-controlling interest in the acquired entity, and
●	acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognised directly in profit or loss as a bargain purchase.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognised in profit or loss.

Intangible assets

Intangible assets

General

Intangible assets are measured at cost upon initial recognition. In subsequent periods, intangible assets are recognized at cost less any accumulated amortization and impairment losses. Intangible assets with finite useful lives are amortized on a straight-line basis. The estimated (remaining) useful lives as well as the amortization method are subject to annual reviews. If necessary, adjustments due to changes of the expected useful life or of the amortization method are accounted for prospectively as changes in accounting estimates. Amortization expenses for intangible assets are included in cost of sales.

Research and development (R&D) costs

In accordance with IAS 38 (Intangible Assets), expenses incurred during the R&D phase must be accounted for separately. Research is defined as original and planned investigation undertaken with the prospect of gaining new scientific or technical knowledge and understanding. Such costs are expensed in the period incurred. Development is defined as the technical and commercial implementation of research findings.

In accordance with IAS 38, development costs must be capitalized if the criteria set out in IAS 38.57 are fulfilled. The Company starts to capitalize costs when management board approval is obtained. The approval is only provided when it is ensured that adequate technical, financial and other resources are available to complete the project and that the Company intends to complete and use the intangible asset. Furthermore, prior to approval, the development project leader provides the management board with an overview of the future economic benefits based on external market studies and internal analysis, as well as the documentation of technical feasibility. The Company has an R&D controlling system in place which enables management to determine expenditures attributable to specific technologies during their development.

The Company capitalizes costs for the development of a technology until the time that development of such technology is completed. The capitalized development costs are amortized on a straight-line basis over the economic useful life of 4–10 years based on the expected useful life of such technology. Amortization of capitalized development costs commences upon completion of the development project (technology).

Intangible assets with indefinite useful lives or intangible assets not yet available for use are not amortized; however, they are tested for impairment annually and whenever there is an indication that the intangible asset may be impaired based on the individual asset or on the level of the related cash-generating unit.

Patents and licenses

Intangible assets acquired separately are measured on initial recognition at cost. Following initial recognition, intangible assets are carried at cost less any accumulated straight-line amortization and accumulated impairment losses. The useful life for patents and licenses is 5–8 years.

Borrowing costs

Borrowing costs

General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time (> 12 months) to get ready for their intended use or sale. Other borrowing costs are expensed in the period in which they are incurred.

Impairment tests

Impairment tests

At the end of each reporting period, SCHMID assesses whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, SCHMID estimates the asset’s recoverable amount. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. An asset’s recoverable amount is the higher of an asset’s or cash generating unit (“CGU”)’s fair value less costs of disposal and its value in use. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are measured at cost, net of accumulated depreciation and any accumulated impairment losses. Costs of construction capitalized include all attributable direct costs including material and production overheads, and, where applicable, an initial estimate of the cost of dismantling and removing the item and restoring the site on which it is located.

Subsequent expenditures on assets are capitalized only when it is probable that future economic benefits associated with the expenditure will flow to SCHMID. Repairs and maintenance are expensed in profit or loss in the period the costs are incurred.

If items of property, plant and equipment are sold or disposed of, the gain or loss arising from the disposal is recognized as other operating income or expense in the combined statement of profit or loss and other comprehensive income (loss).

Depreciation is calculated on a straight-line basis based on the following useful lives:

Useful life
Buildings and building improvements	10 - 50 years
Technical equipment and machinery	2 - 21 years
Office and other equipment	3 - 13 years

The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

Leases

Leases

SCHMID’s lease obligations primarily relate to rights to buildings mainly for its office, R&D and production premises as well as to leased vehicles. As lease contracts are negotiated on an individual basis, lease terms contain a range of different terms and conditions. Lease contracts are typically entered for a period of 1–10 years.

As a lessee, at the inception of a contract, SCHMID assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration.

SCHMID recognizes right of use assets which represent a right to use the underlying leased assets and corresponding lease liabilities which represent the present value of future lease payments, excluding short-term leases (lease term of 12 months or less from commencement date and do not contain a purchase options) and leases of low value assets acquisition costs less than €6 thousand), in the combined statement of financial position at the date at which the leased asset is available for use.

Liabilities arising from a lease are initially measured at present value of lease payments discounted using interest rate implicit in the lease or incremental borrowing rate in case interest rate implicit in the lease is not readily determinable.

Main components of the lease payments included in the measurement of the lease liability comprise the following:

●	fixed lease payments;
●	variable lease payments that depend on an index or rate, initially measured using the index or rate as at the commencement date;
●	lease payments in an optional renewal period if SCHMID is reasonably certain to exercise an extension option;
●	non-lease components are not separated from lease components but accounted for as a single lease components.

Lease payments contain principal elements and interest. Interest is presented as part of finance costs in the combined statements of profit and loss and other comprehensive income using the effective interest method. Principal and interest portion of lease payments have been presented within ﬁnancing activities in the statement of cash flow. The carrying amount of lease liabilities is remeasured if there is change in the future lease payments due to change in index or rate.

Right of use assets at the lease commencement date are measured at cost less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities recognized. Cost of right of use assets includes lease liabilities, initial direct costs, prepayments made on or before the commencement date and less any lease incentives received. The right of use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to SCHMID by the end of the lease term or the cost of the right of use asset reflects that SCHMID will exercise a purchase option. In that case the right of use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. The right of use asset is assessed for impairment in case of a triggering event.

Assets related to retirement obligations for leased buildings are included in the cost of right of use assets for the respective underlying building lease.

If SCHMID acts as a lessor and the contract is classified as a finance lease, it is accounted for as a financing transaction. A receivable is valued at the amount of the net investment in the lease and the resulting interest income is recognized as income. The classification of a contract as an operating lease with SCHMID acting as the lessor means that the asset remains on SCHMID`s balance sheet. The income from it is recognized in the income statement over the term of the lease. The asset is amortized in accordance with the applicable IFRS standard, if necessary.

Sale and Leaseback Transaction

Sale and Leaseback Transaction

When SCHMID sells its assets and leases them back, it needs to be determined whether the sales part of the transaction qualifies as a true sale according to IFRS 15. If the transfer of an asset does not meet the requirements of IFRS 15 to be recognized as a sale, the asset remains on the balance sheet, and a financial liability is recognized equal to the transfer proceeds in accordance with IFRS 9.

In the case of a qualified sale, SCHMID measures the right of use asset arising from the leaseback at the proportion of the previous carrying amount of the asset that relates to the right of use retained. Consequently, SCHMID only recognizes any gain or loss that pertains to the rights transferred to the buyer-lessor.

If the amount received for selling an asset is not the same as the value of the asset, or if the lease payments are not in line with market rates, SCHMID will make adjustments to ensure that the sale proceeds are measured at a fair value. If the lease terms are below market rates, the difference will be treated as a prepayment of future lease payments. Conversely, if the lease terms are above market rates, the excess amount will be considered as additional financing provided by the buyer-lessor to the seller-lessee (IFRS 16.101).

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents in the statement of financial position and statement of cash flows comprise cash at banks and short-term highly liquid deposits with original maturities of three months or less, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.

Financial Instruments

Financial Instruments

Financial instruments are contracts that give rise to a financial asset for one entity and to a financial liability or equity instrument for another entity. SCHMID recognizes a financial instrument when it becomes a party to its contractual provisions. Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the marketplace (regular way trades) are recognized on the settlement date.

Financial assets and financial liabilities are offset, and the net amount is reported in the combined statement of financial position if there is a currently enforceable legal right to set off the recognized amounts and there is an intention to settle on a net basis or to realize the assets and settle the liabilities simultaneously. SCHMID currently has no such assets and liabilities.

Financial assets

SCHMID’s financial assets include cash and cash equivalents, trade and other receivables as well as other financial assets. Other financial assets consist of a loan to one shareholder and other loans.

Financial assets are initially measured at fair value plus, in the case of a financial asset not measured at fair value through profit or loss, transaction costs. As an exception of this general rule, trade receivables are measured at their transaction price.

Financial assets are classified at initial recognition as either measured at amortized cost (“AC”), fair value through other comprehensive income (“FVOCI”), or fair value through profit or loss (“FVTPL”) depending on the contractual cash flows and SCHMID’s business model for managing them. For all financial assets SCHMID has the objective to hold financial assets in order to collect the contractual cash flows. If the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, SCHMID will measure these financial assets at amortized cost under consideration of impairment (see following section). If the contractually agreed cash flows of a financial asset are not solely payments of principal and interest on principal amount outstanding, the respective financial asset has to be classified as measured at FVTPL. Currently all financial assets are measured at amortized cost that are determined by applying the effective interest rate (EIR) method. Effects resulting from impairment of financial assets that are not classified as FVTPL (including reversals of impairment losses on financial assets) are presented in a separate line item in profit or loss in accordance with IAS 1.82(ba), while changes in amortized cost due to the application of the EIR method are presented in finance income / expense.

A financial asset is derecognized (i.e., removed from SCHMID’s combined statement of financial position) when the rights to receive cash flows from the financial asset have expired or have been transferred and SCHMID has transferred substantially all risks and rewards of ownership.

Impairment of financial assets – expected credit losses (“ECLs”)

All financial assets subsequently measured at amortized cost are required to be impaired at initial recognition in the amount of their expected credit loss (“ECL”). ECLs are based on the difference between the cash flows due in accordance with the contract and all the cash flows that SCHMID expects to receive. ECLs are a probability-weighted estimate of credit losses.

For trade receivables with no significant financing component SCHMID applies the simplified approach as required by IFRS 9, which requires lifetime ECLs to be recognized from initial recognition of the receivables instead of monitoring the development of the customers’ credit risk. As a result, trade receivables are clustered into stage 2. In case of objective evidence of impairment, trade receivables have to be clustered into stage 3. The ECL for the uninsured proportion of the trade receivables is based on the probability of default of its customers provided by an external source.

For cash and cash equivalents advantage is taken of the simplification available for financial instruments with a low credit risk (“low credit risk exemption”) as of the reporting date. Factors that can contribute to a low credit risk assessment are debtor-specific rating information and related outlooks. The requirement for classification with a low credit risk is regarded to be fulfilled for counterparties that have at least an investment grade rating; in this case there is no need to monitor credit risks for financial instruments with a low credit risk. The default probabilities applied to determine the expected credit losses for cash and cash equivalents are based on credit default swap spreads that are quoted on markets, which take future-oriented macroeconomic data into account.

For the other financial assets, primarily the loan granted to one of SCHMID’s shareholder, the low credit risk exemption is not applied. Instead, it was considered credit-impaired as there was no repayment. The loan was repaid during 2023. For the determination of the ECL allowance the term-specific rating-based probability of default rates and historical recovery rates were applied.

In general, SCHMID defines a default event as a situation in which the debt is no longer recoverable. If the financial instrument is perceived to be unrecoverable, then the expectation is that future contractual cash flows will not occur. At this point in time, the balance is written off after giving consideration to any possible security that is available.

Financial liabilities

SCHMID’s financial liabilities include trade payables and other liabilities, lease liabilities (see note 20. Leases), a share option and borrowings. Borrowings consist of loans from financial institutions and other third parties, debt funds and related parties (including bifurcated embedded derivatives).

Financial liabilities are classified as measured at amortized cost ("FLAC") or fair value through profit or loss (“FVTPL”). All financial liabilities are recognized initially at fair value less, in the case of a financial liability not measured at FVTPL, directly attributable transaction costs.

Financial liabilities at FVTPL are measured at fair value and gains and losses are recognized in finance income / expense. Currently, SCHMID only accounts for a share option as well as separated embedded derivatives of loans as a financial liability at FVTPL. All other financial liabilities are subsequently measured at amortized cost using the Effective Interest (“EIR”) method. When applying the EIR method, SCHMID generally amortizes any fees, transaction costs and other premiums or discounts that are included in the calculation of the effective interest rate over the expected life of the financial instrument. Gains and losses are recognized in interest expense when the liabilities are derecognized as well as through the EIR amortization process. If SCHMID revises its estimates of the cash flows used for the initial EIR method of a financial liability, the carrying amount of the financial liability is being adjusted to reflect that fact.

An embedded derivative in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. The assessment whether to separate an embedded derivative is done only once at initial recognition of the hybrid contract. Reassessment only occurs if there is a change in the terms of the contract that significantly modifies the cash flows. If there are multiple embedded derivatives in a single hybrid contract that share the same risk exposure and are interdependent, they have to be treated as a combined embedded derivative. The (combined) embedded derivative is measured at fair value with changes in fair value recognized in profit or loss. The remaining host contract is measured at amortized cost.

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The resulting gain or loss is recognized in the Combined Statements of Profit or Loss and Other Comprehensive Income (Loss).

Income Taxes

Income Taxes

Current income taxes

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. This includes liabilities and/or receivables for the current period as well as for prior periods. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the reporting entity SCHMID operates and generates taxable income.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred taxes

SCHMID uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities represent temporary differences between the carrying amounts of assets and liabilities in the combined financial statements and their corresponding tax basis used in the computation of taxable income. Deferred tax however is not recognized on the initial recognition of goodwill, or the initial recognition of an asset or liability (other than in a business combination) in a transaction that affects neither tax nor accounting income.

Deferred tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and any unused tax losses to the extent it is probable that taxable profit will be available against which the deductible temporary differences, the carry forward of unused tax credits and the unused tax losses can be utilized.

Deferred tax liabilities are recognized for all taxable temporary differences associated with investments in entities and associates, except where SCHMID is able to control the reversal of the temporary differences and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year in which the asset is realized, or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax liabilities and assets are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and SCHMID intends to settle its current tax assets and liabilities on a net basis.

Current and deferred tax items are recognized similar to the underlying transaction either in profit or loss, other comprehensive income or directly in equity. Changes in deferred tax assets or liabilities are recognized as a component of tax expense (income) in the combined statement of profit or loss, except where they relate to items that are recognized in other comprehensive income or directly in equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively.

Deferred tax assets and deferred tax liabilities are not discounted and are always classified as non-current asset or liabilities in the balance-sheet.

SCHMID’s business activities are complex, and the related domestic and foreign tax interpretations, regulations, laws and case law are constantly changing. These issues can lead to uncertain tax positions. In accordance with IFRIC 23, uncertain tax positions are accounted for if it is probable that the tax authorities will not accept the income tax treatment applied. The better forecast of the "most likely amount" and the "expected value" has to be recognized.

Provisions

Provisions

Provisions are recognized when SCHMID has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Fair Values of Assets and Liabilities

Fair Values of Assets and Liabilities

Fair value is a market-based measurement. For some assets and liabilities, observable market transactions or market information is available. For other assets and liabilities, observable market transactions or market information might not be available. When a price for an identical asset or liability is not observable, another valuation technique is used. To increase consistency and comparability in fair value measurements, there are three levels of the fair value hierarchy:

●	Level 1: contains the use of unadjusted quoted prices in active markets for identical assets or liabilities
●	Level 2: inputs are other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly
●	Level 3: inputs are based on unobservable market data

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

SCHMID recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Pension benefits

Pension benefits

SCHMID operates one defined benefit pension plan relating to one person. The cost of providing benefits under the defined benefit plan is determined using the projected unit credit method. The defined benefit obligation is recognized within non-current provisions for pensions.

Remeasurements, comprising of actuarial gains and losses, are recognized immediately in the statement of financial position with a corresponding debit or credit in Other comprehensive income ("OCI") in the period in which they occur. Remeasurements are not reclassified to profit or loss in subsequent periods.

Net interest is calculated by applying the discount rate to the net defined benefit liability. SCHMID recognizes the changes in the net defined benefit obligation under OCI.

Revenue Recognition

Revenue Recognition

The Company records revenue in accordance with IFRS 15 “Revenue from Contracts with Customers". The core principle of the guidance requires that an entity recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. This guidance defines a five-step process to achieve this core principle and, in doing so, judgment and estimates are required within the revenue recognition process including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. Revenue amounts are presented net of discounts.

Revenue from sales of machines and spare parts is recognized when the customer obtains control over the products sold upon delivery. Sales of machines sometimes include installation services and extended warranty services which, when requested, are priced as a bundle. However, when sold together, these promises qualify as separate performance obligations as they are capable of being distinct and distinct within the context of the contract. The Company allocates transaction prices to these performance obligations based on their relative standalone selling price using a cost-plus margin approach. The respective revenue is recognized after the installation is complete, which is usually after a period of two to three weeks. When selling machines, customers payments are typically divided into an advanced payment on receipt of order confirmation, an advance payment upon delivery and, when installation services are requested, a final payment after installation and customer acceptance of the services. Invoices are according to contractual terms typically payable within 30 – 90 days. Revenue from the sale of extended warranties is recognized overtime on a straight-line basis over the extended warranty period as there is no certain pattern of warranty cases over time and therefore, the benefit to the customer transfers ratably throughout the extension period.

The Company offers repair services, inspections and installations of modifications (“Services”), which are optional for customers and priced separately. When these promises are included in a contract with others, the Company considers these to be distinct performance obligations and allocates transaction prices based on their relative standalone selling price. Service revenue is recognized after the Company has satisfied the performance obligation by transferring the promised service to the customer which is usually not more than a period of two to three weeks. Services are invoiced after the service has been rendered and according to contractual terms and are typically payable within 30 days.

Certain of the Company’s contracts include the provision of development services over an extended period of up to three years (long-term development contracts). The Company develops machinery according to specific requirements provided by the Customer in exchange for nonrefundable consideration provided at fixed points throughout the contract and additional consideration based on the achievement of milestones.

In case of these long-term development contracts, revenue is recognized over time as these contracts meet the criteria of IFRS 15.35. Revenue resulting from fixed payments that the Company receives — which is not connected to certainly defined results — is recognized on a straight-line basis over the term of the contract as the Company efforts and inputs needed are expected to be relatively consistent overtime. Moreover, the Company receives variable consideration at the completion of certain milestones. Due to the high degree of uncertainty with respect to such payments, these are not included in the transaction price recognized overtime and instead are recorded as revenue upon completion of the relevant milestone. If the advance payments invoiced/received exceed the services already provided, the overpayment will be recognized and disclosed under contract liabilities. A contract asset is recognized if the services rendered exceed the advance payments invoiced/received. If the right to consideration is unconditional, a contract asset becomes a trade receivable. This is the case if the due date of the consideration is only dependent on the passage of time. Impairment of contract assets is measured, recognized and disclosed on the same basis as for financial assets within the scope of IFRS 9. SCHMID applies industry-standard payment terms when invoicing.

Inventories

Inventories

SCHMID capitalizes and measures existing inventory at the lower of cost or net realizable value. The average cost method is used as the measurement standard for acquisition and production costs. The production costs include not only the direct unit costs but also an appropriate share of material and production overheads. Where necessary, impairments to reflect lower net realizable values as well as other inventory risks are recorded. An impairment loss is reversed, if the reasons for the write-down in the past no longer exist.

Government Grants

Government Grants

The Company has received various government grants related to innovation projects encouraged by governmental authorities which generally reimburse a specified amount or proportion of the costs related to such projects. As these grants are not received in the course of the normal trading transactions, these grants are treated as government grants in accordance with IAS 20. Government grants related to assets are recognized on the date on which the conditions for receipt of the grant are met and are deducted from the carrying amount of the asset; they are recognized in profit or loss over the life of a depreciable asset as a reduced depreciation expense.

Government grants related to costs incurred by SCHMID are recognized in profit or loss as other operating income in the period in which the Company recognizes as expenses the related costs to be compensated by the grants.

Joint Arrangements

Joint Arrangements

Under IFRS 11 Joint Arrangements investments in joint arrangements are classified as either joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement. SCHMID only has investments in joint ventures. These are accounted for using the equity method, after initially being recognized at cost in the combined balance sheet.

Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize SCHMID’s share of the post-acquisition profits or losses of the investee in profit or loss, and SCHMID’s share of movements in other comprehensive income of the investee in other comprehensive income. Where SCHMID’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, SCHMID does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity. Unrealized gains on transactions between SCHMID and its associates and joint ventures are eliminated to the extent of SCHMID’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity-accounted investees have been changed where necessary to ensure consistency with the policies adopted by SCHMID.

The carrying amount of equity-accounted investments are tested for impairment in accordance with the policy described above.

New and amended standards adopted by SCHMID

New and amended standards adopted by SCHMID

The Company has applied the following standards and amendments for the first time for its annual reporting period commencing 1 January 2023:

●	IFRS 17 Insurance Contracts
●	Definition of Accounting Estimates – amendments to IAS 8
●	International Tax Reform – Pillar Two Model Rules – amendments to IAS 12
●	Deferred Tax related to Assets and Liabilities arising from a Single Transaction – amendments to IAS 12
●	Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2

The amendments listed above did not have any impact on the amounts recognised in prior periods and are not expected to significantly affect the current or future periods.

New Standards and Interpretations not yet adopted by SCHMID

New Standards and Interpretations not yet adopted by SCHMID

A number of new standards and amendments to standards and interpretations are effective for annual periods beginning on or after January 1, 2023 and have not been applied in preparing these combined financial statements. None of these standards are expected to have a significant effect on the combined financial statements of SCHMID.

Standard	Effective date
Amendment to IFRS 16 – Leases on sale and leaseback	1/1/2024
Amendments to IAS 1:
- Classification of liabilities as current or non-current
- Non-current liabilities with covenants	1/1/2024
Amendment to IAS 7 and IFRS 7 – Supplier finance	1/1/2024
Amendment to IAS 21 – Lack of Exchangeability	1/1/2025